Securities, 424I - Securities, 424I: 1	Feb. 03, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock $0.01 par value.
Fee Rate	0.00014%
Amount of Registration Fee	$ 18,655.62